SHAREHOLDER EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF WARRANTS

The aggregate fair value of the warrants measured during the period ended June 30, 2026 were calculated using the Black-Scholes option pricing model based on the following assumptions:

Period Ended June 30, 2026
Fair value of common stock on measurement date	$5.00 per share
Risk free interest rate (1)	4.27%
Volatility (2)	67.47%
Dividend yield (3)	0%
Expected term (in years)	5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	Expected volatility was estimated based on the historical volatility of comparable publicly traded companies, as the Company does not have sufficient trading history of its own stock. The Company selected peer companies in a similar industry, with a similar business model and economic risk characteristics, and computed expected volatility based on the average historical volatility of those companies over a period consistent with the expected term of the options.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

SCHEDULE OF SUMMARIZES STOCK WARRANT

The following table summarizes the stock warrant activity for the six months ended June 30, 2026:

		Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2025	–	–
Granted	10,380	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, June 30, 2026	10,380	$6.25
Exercisable, June 30, 2026	10,380	$6.25